Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about hedges [abstract]
Notional amounts of derivatives
(a) The notional amounts of derivatives outstanding as of December 31, 2020 and 2021 are as follows:

	2020		2021
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	117,566,233	146,169,864
Currency swaps		33,562,251	36,548,884
Currency options		2,501,983	2,270,594

		153,630,467	184,989,342

Exchange traded:
Currency futures		1,102,534	641,104

		154,733,001	185,630,446

Interest rates related:
Over the counter:
Interest rate forwards and swaps		36,205,843	35,518,719
Interest rate options		324,238	258,460

		36,530,081	35,777,179

Exchange traded:
Interest rate futures		2,465,374	3,293,821
Interest rate options		—	54,890
Interest rate swaps (*)		68,475,400	72,898,275

		70,940,774	76,246,986

		107,470,855	112,024,165

Credit related:
Over the counter:
Credit swaps		4,536,626	4,737,329
Equity related:
Over the counter:
Equity swaps and forwards		2,628,661	2,073,995
Equity options		508,686	677,824

		3,137,347	2,751,819

Exchange traded:
Equity futures		1,638,126	1,678,070
Equity options		4,277,882	3,298,673

		5,916,008	4,976,743

		9,053,355	7,728,562

	2020		2021
Commodity related:
Over the counter:
Commodity swaps and forwards	~~W~~	537,351	789,930
Commodity options		—	11,500

		537,351	801,430

Exchange traded:
Commodity futures and options		263,460	158,550

		800,811	959,980

Hedge:
Currency forwards		1,281,945	1,279,598
Currency swaps		4,328,333	3,726,939
Interest rate forwards and swaps		7,844,392	8,695,960

		13,454,670	13,702,497

	~~W~~	290,049,318	324,782,979

(*)	The notional amounts of derivatives outstanding those will be settled in the ‘Central Counter Party (CCP)’ system.

Fair value of derivative instruments
(b)	Fair values of derivative instruments as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	3,135,319	3,021,258	2,183,315	1,797,419
Currency swaps		1,145,619	979,022	651,292	748,302
Currency options		33,253	31,871	12,218	11,591

		4,314,191	4,032,151	2,846,825	2,557,312

Exchange traded:
Currency futures		90	186	12	210

		4,314,281	4,032,337	2,846,837	2,557,522

Interest rates related:
Over the counter:
Interest rate forwards and swaps		311,403	363,297	166,855	303,227
Interest rate options		2,148	2,217	3,748	611

		313,551	365,514	170,603	303,838

Exchange traded:
Interest rate futures		900	422	1,701	1,828
Interest rate options		—	—	83	—

		900	422	1,784	1,828

		314,451	365,936	172,387	305,666

	2020			2021
	Assets		Liabilities	Assets	Liabilities
Credit related:
Over the counter:
Credit swaps	~~W~~	273,578	29,682	493,829	65,103
Equity related:
Over the counter:
Equity swap and forwards		122,034	48,218	28,803	69,880
Equity options		2,750	9,840	3,884	8,671

		124,784	58,058	32,687	78,551

Exchange traded:
Equity futures		34,816	7,711	817	19,903
Equity options		77,973	153,461	6,324	167,237

		112,789	161,172	7,141	187,140

		237,573	219,230	39,828	265,691

Commodity related:
Over the counter:
Commodity swaps and forwards		5,949	32,693	18,557	3,149
Commodity options		—	—	—	8,406

		5,949	32,693	18,557	11,555

Exchange traded:
Commodity futures and options		11,580	186	2,688	2,218

		17,529	32,879	21,245	13,773

Hedge:
Currency forwards		91,747	10,507	106	46,139
Currency swaps		65,256	186,150	63,560	79,407
Interest rate forwards and swaps		319,500	139,846	161,397	253,263

		476,503	336,503	225,063	378,809

	~~W~~	5,633,915	5,016,567	3,799,189	3,586,564

Gain or loss on valuation of derivatives
(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Foreign currency related
Over the counter
Currency forwards	~~W~~	174,340	(108,854)	268,310
Currency swaps		(24,827)	210,072	(201,500)
Currency options		4,056	4,979	2,007

		153,569	106,197	68,817

Exchange traded
Currency futures		—	(96)	(199)

		153,569	106,101	68,618

	2019		2020	2021
Interest rates related
Over the counter
Interest rate forwards and swaps	~~W~~	(75,349)	(73,926)	(142,703)
Interest rate options		(1,938)	(372)	792

		(77,287)	(74,298)	(141,911)

Exchange traded
Interest rate futures		1,008	4,236	(4)

		(76,279)	(70,062)	(141,915)

Credit related
Over the counter
Credit swaps		213,754	7,255	192,729
Equity related
Over the counter
Equity swap and forwards		46,770	(15,979)	(176,430)
Equity options		(841)	(2,082)	3,307

		45,929	(18,061)	(173,123)

Exchange traded
Equity futures		(2,275)	26,305	(19,408)
Equity options		58,721	196,288	32,555

		56,446	222,593	13,147

		102,375	204,532	(159,976)

Commodity related
Over the counter
Commodity swaps and forwards		3,191	(13,519)	(19,097)
Commodity options		29	—	(4,956)

		3,220	(13,519)	(24,053)

Exchange traded
Commodity futures		(7,759)	11,374	469

		(4,539)	(2,145)	(23,584)

Hedge		332,778	120,700	(203,563)

	~~W~~	721,658	366,381	(267,691)

Gain or loss on fair value hedges

i)	Gains(losses) on fair value hedged items and hedging instruments attributable to the hedged ineffectiveness for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Losses on fair value hedges (hedged items)		Gains on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate swaps (*1)	~~W~~	(228,266)	233,008	4,742
Foreign exchange risk (*1)		(21,336)	12,071	(9,265)

	~~W~~	(249,602)	245,079	(4,523)

	2021
	Gains on fair value hedges (hedged items)		Losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate swaps (*1)	~~W~~	273,219	(281,649)	(8,430)
Foreign exchange risk (*1)		26,547	(32,829)	(6,282)

	~~W~~	299,766	(314,478)	(14,712)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets.
(*2)	Ineffective portion of hedge: the difference between hedging instruments and hedged items.

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year
ii)
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year, the amounts recognized in the income statement and other comprehensive income are as follows:

	2020
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	(3,220)	(343)	—
Foreign exchange risk (*1)		(16,693)	(6,539)	26,405
Discontinuation of cash flow hedges		(45)	—	45
Hedge of net investments:
Foreign exchange risk (*1)		44,049	(2,134)	—

	~~W~~	24,091	(9,016)	26,450

	2021
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	15,492	(49,882)	—
Foreign exchange risk (*1)		14,439	(14,955)	24,464
Discontinuation of cash flow hedges		—	—	8,799
Hedge of net investments:
Foreign exchange risk (*1)		(74,525)	(2,094)	—

	~~W~~	(44,594)	(66,931)	33,263

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
(*2)	Ineffective portion of hedge: The difference between hedging instruments and hedged items.

Nominal amounts and average hedge ratios for hedging instruments
ii)	Nominal amounts and average hedge ratios for hedging instruments as of December 31, 2020 and 2021 are as follows:

	2020
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	657,656	640,992	1,217,588	456,688	247,244	4,624,224	7,844,392
Average price condition (*1)		1.12%	0.88%	1.30%	0.98%	0.67%	0.38%	0.67%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		2,340,409	1,448,787	1,734,593	457,199	575,527	250,014	6,806,529
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

(*1)	Interest rate swaps consist of 3M CD, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
(*2)
The average exchange rates of net investment hedge instruments are USD/KRW 1,154.76, JPY/KRW 10.61, EUR/KRW 1,287.16, GBP/KRW 1,480.30, AUD/KRW 800.67, CAD/KRW 895.95, SGD/KRW 847.09, CNY/KRW 168.84, SEK/KRW 124.60

	2021
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total
Interest risk:
Nominal values:	~~W~~	693,057	1,256,392	641,413	158,833	1,589,729	4,356,536	8,695,960
Average price condition (*1)		0.88%	1.21%	1.30%	1.00%	1.00%	0.66%	0.87%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		2,328,042	2,164,591	568,991	699,433	480,878	22,525	6,264,460
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

(*1)	Interest rate swaps consist of 3M CD, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
(*2)
The average exchange rates of net investment hedge instruments are USD/KRW 1,143.95, JPY/KRW 10.53, EUR/KRW 1,288.52, GBP/KRW 1,484.00, AUD/KRW 817.06, CAD/KRW 868.95, SGD/KRW 859.87, CNY/KRW 174.40, SEK/KRW 124.85

Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity
iii)	Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

	2020
	Nominal amount		Carrying value of asset (*)	Carrying value of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate swap	~~W~~	6,965,492	319,294	120,728	181,151
Currency swap		—	—	67	985
Currency forward		254,023	20,093	66	24,481
Cash flow hedge
Interest rate swap		878,900	206	19,118	3,303
Currency swap		4,328,333	65,256	186,083	(8,560)
Currency forward		810,322	60,473	—	(4,181)
Hedge of net investments in foreign operations
Currency forward		217,600	11,181	10,441	(2,991)
Borrowings		1,196,252	—	1,193,269	44,907

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets and liabilities.

	2021
	Nominal amount		Carrying value of asset (*)	Carrying value of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate swap	~~W~~	7,079,468	156,710	236,758	(277,450)
Currency forward		176,369	—	4,995	(8,835)
Cash flow hedge
Interest rate swap		1,616,492	4,687	16,505	23,257
Currency swap		3,726,939	63,560	79,407	156,271
Currency forward		866,129	106	31,486	(63,659)
Hedge of net investments in foreign operations
Currency forward		237,100	—	9,658	(14,948)
Borrowings		1,257,923	—	1,256,241	(61,672)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets and liabilities.

Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity
iv)	Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity

	2020
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	143,496	6,750,929	6,563	193,452	(175,369)	—	—
Foreign exchange risk Securities in foreign currency		342,205	—	—	—	(26,927)	—	—
Cash flow hedge
Interest rate risk Debentures in won and debentures in foreign currency		617,463	1,674,460	—	—	2,296	60,659	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		3,264,740	2,962,041	—	—	(58,557)	(32,001)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	44,049	—	(141,151)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.

	2021
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	704,942	6,370,330	6,207	(85,441)	274,005	—	—
Foreign exchange risk Securities in foreign currency		415,693	—	—	—	23,109	—	—
Cash flow hedge
Interest rate risk Debentures in won and debentures in foreign currency		607,062	1,714,303	—	—	22,432	67,553	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,848,303	2,782,574	—	—	336,281	(19,296)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	74,525	—	(66,626)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.

Hedge relationships affected by an interest rate index
(f)	Hedge relationships affected by an interest rate index
The revised Standard requires exceptions to the analysis of future information in relation to the application of hedge accounting, while uncertainty exists due to movements of the interest rate indicator reform. The exception assumes that when assessing whether the expected cash flows that comply with existing interest rate indicators are highly probable, whether there is an economic relationship between the hedged item and the hedging instrument, and whether there is a high hedge effectiveness between the hedged item and the hedging instrument, the interest rate indicators that are based on the hedged item do not change due to the effect of the interest rate index reform. The nominal amount of the hedging instrument related to the interest rate index exposed to the hedging relationship due to the Group’s reform of the interest rate index as of December 31, 2021 is as follows:

Interest rate index	Carrying value of hedged item, Assets		Carrying value of hedged item, Liabilities	Nominal amount of hedging instrument
KRW 3M CD (*1)	~~W~~	—	2,509,045	2,580,000
USD 1M LIBOR (*2)		—	241,192	241,842
USD 3M LIBOR(*1),(*2)		539,197	3,589,452	4,187,018
EURIBOR 1M		—	220,992	221,050
EURIBOR 3M		25,094	267,830	293,972

	~~W~~	564,291	6,828,511	7,523,882

(*1)	Include nominal amount of the hedging instrument related to the CMS(Constant Maturity Swap) calculated based on the CD and LIBOR rate.
(*2)	Exclude the nominal amount that will mature before the end of June 30, 2023, when LIBOR interest rate calculation is discontinued.

The USD LIBOR interest rate will be replaced by a Secured Overnight Financing Rate (SOFR) based on the actual transactions, and the EUR LIBOR interest rate will be replaced by an overnight unsecured rate, Euro Short-Term Rate (ESTER). From November 2021, the “Korea Overnight Financing Repo Rate (KOFR)” has been calculated and disclosed in line with global interest rate benchmark reform, and it is likely to be used as an alternative rate for CD rates. The Group has assumed that in this hedging relationship, the spread which has changed based on SOFR, ESTER and RFR would be similar to the spreads of interest rate swap and interest rate forward used as the hedging instrument. Besides this, the Group did not make assumptions on further changes of conditions.